Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting Information [Line Items]
Revenue	$ 2,084,415	$ 2,039,088	$ 2,015,320	$ 2,041,943	$ 2,041,926	$ 2,043,254	$ 2,040,314	$ 2,008,201	$ 1,965,808	$ 4,054,408	$ 4,085,180	$ 3,974,009	$ 6,138,823	$ 6,127,123	$ 6,014,323
Ireland
Segment Reporting Information [Line Items]
Revenue	801,771	902,026	734,340	627,432	627,500	607,286	582,839	582,403	500,174	1,636,366	1,234,786	1,082,577	2,438,137	1,862,218	1,665,416
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	399,035	360,070	375,865	420,759	383,199	389,603	384,289	373,460	413,851	735,935	772,802	787,311	1,134,970	1,193,561	1,171,600
U.S.
Segment Reporting Information [Line Items]
Revenue	649,040	573,395	672,424	755,383	790,510	808,364	830,934	847,322	843,666	1,245,819	1,598,874	1,690,988	1,894,859	2,354,257	2,521,922
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 234,569	$ 203,597	$ 232,691	$ 238,369	$ 240,717	$ 238,001	$ 242,252	$ 205,016	$ 208,117	$ 436,288	$ 478,718	$ 413,133	$ 670,857	$ 717,087	$ 655,385